EMPLOYEE BENEFITS - Defined benefit pension plan - Variation of the plan obligations (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EMPLOYEE BENEFITS
Obligation at the beginning of the year	R$ 303,925
Cost of service	33,793	R$ 49,339	R$ 46,176
Interest expense	154,048	213,267	204,604
Past service cost	5,888	7,164
Acturial remeasurements	(22,519)	(119,823)	117,644
Obligation at the end of the year	190,790	303,925
Variation of the plan obligations
EMPLOYEE BENEFITS
Obligation at the beginning of the year	2,752,097	3,573,044	3,841,213
Cost of service	33,793	49,339	46,176
Interest expense	154,048	213,267	204,604
Payments of the benefits	(201,795)	(343,378)	(410,621)
Past service cost	5,888	7,164
Settlement	(122,560)	(1,346,899)
Acturial remeasurements	(22,519)	(119,823)	117,644
Exchange Variance	(210,631)	719,383	(225,972)
Obligation at the end of the year	R$ 2,388,321	R$ 2,752,097	R$ 3,573,044